Organization and Basis of Presentation (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Organization and Basis of Presentation (Details Narrative)
State of incorporation	Nevada	Nevada
Date of incorporation	May 15, 2018	May 15, 2018